Cover	Jun. 24, 2024
Entity Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	EATON VANCE SENIOR FLOATING RATE TRUST
Entity Central Index Key	0001258623
Eaton Vance Tax-Advantaged Dividend Income Fund [Member]
Entity Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Eaton Vance Tax-Advantaged Dividend Income Fund
Entity Central Index Key	0001253327
Eaton Vance Tax-Advantaged Global Dividend Income Fund [Member]
Entity Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Eaton Vance Tax-Advantaged Global Dividend Income Fund
Entity Central Index Key	0001270523
Eaton Vance Tax-Managed Diversified Equity Income Fund [Member]
Entity Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Eaton Vance Tax-Managed Diversified Equity Income Fund
Entity Central Index Key	0001340736
Eaton Vance Tax-Managed Global Diversified Equity Income Fund [Member]
Entity Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Eaton Vance Tax-Managed Global Diversified Equity Income Fund
Entity Central Index Key	0001379438